Document and Entity Information	0 Months Ended
Nov. 07, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 07, 2014
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Nov. 07, 2014
Document Effective Date	Nov. 10, 2014
Prospectus Date	Nov. 07, 2014